Putnam Global Financials Fund
The fund's portfolio
5/31/19 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value
Banks (25.5%)
Bank of America Corp.	42,700	$1,135,820
Bank of Ireland Group PLC (Ireland)(NON)	40,181	214,104
CaixaBank SA (Spain)	99,712	306,283
Citigroup, Inc.	17,459	1,085,076
DBS Group Holdings, Ltd. (Singapore)	20,300	358,630
HDFC Bank, Ltd. ADR (India)	2,783	345,537
ING Groep NV (Netherlands)	36,455	393,551
Royal Bank of Canada (Canada)(S)	5,645	424,222
Sumitomo Mitsui Financial Group, Inc. (Japan)	12,100	420,693
Wells Fargo & Co.	8,100	359,397

		5,043,313
Capital markets (26.7%)
Amundi SA (France)	4,125	267,505
Apollo Global Management, LLC Class A	9,900	291,159
BGP Holdings PLC (Malta)	82,319	—
BlackRock, Inc.	1,420	590,095
Charles Schwab Corp. (The)	10,900	453,549
Deutsche Boerse AG (Germany)	2,407	332,720
E*Trade Financial Corp.	12,460	558,208
Goldman Sachs Group, Inc. (The)	3,580	653,314
Intercontinental Exchange, Inc.	2,900	238,409
KKR & Co., Inc. Class A(S)	29,479	656,792
Natixis SA (France)	47,416	216,909
Quilter PLC (United Kingdom)	332,121	556,186
Raymond James Financial, Inc.	5,744	474,340

		5,289,186
Construction and engineering (0.8%)
Kyudenko Corp. (Japan)	5,500	155,275

		155,275
Consumer finance (—%)
Oportun Financial Corp. (acquired 6/23/15, cost $6,022) (Private)(F)(RES)(NON)	2,113	4,531

		4,531
Diversified financial services (4.9%)
Eurazeo SA (France)	8,410	589,144
ORIX Corp. (Japan)	27,300	384,434

		973,578
Equity real estate investment trusts (REITs) (4.1%)
Big Yellow Group PLC (United Kingdom)	19,783	254,148
Boston Properties, Inc.	1,841	240,858
Public Storage	1,282	304,962

		799,968
Health-care providers and services (2.2%)
Cigna Corp.	2,971	439,767

		439,767
Hotels, restaurants, and leisure (1.3%)
Dalata Hotel Group PLC (Ireland)	44,566	263,758

		263,758
Insurance (25.4%)
Admiral Group PLC (United Kingdom)	6,343	165,545
AIA Group, Ltd. (Hong Kong)	106,000	993,049
American International Group, Inc.	11,065	565,090
Assured Guaranty, Ltd.	16,434	671,658
Chubb, Ltd.	1,434	209,464
Fairfax Financial Holdings, Ltd. (Canada)	862	395,413
Insurance Australia Group, Ltd. (Australia)	77,465	410,103
Intact Financial Corp. (Canada)	5,539	476,241
Prudential PLC (United Kingdom)	40,495	806,924
QBE Insurance Group, Ltd. (Australia)	40,826	329,998

		5,023,485
IT Services (2.2%)
Visa, Inc. Class A	2,709	437,043

		437,043
Real estate management and development (1.7%)
Kennedy-Wilson Holdings, Inc.	16,470	338,459

		338,459
Thrifts and mortgage finance (3.1%)
Radian Group, Inc.	27,400	615,130

		615,130
Transportation infrastructure (1.5%)
Sumitomo Warehouse Co., Ltd. (The) (Japan)	23,300	292,832

		292,832

Total common stocks (cost $17,770,204)		$19,676,325

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $17) (Private)(F)(RES)(NON)	6	$13
Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $315) (Private)(F)(RES)(NON)	100	237
Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $738) (Private)(F)(RES)(NON)	145	555
Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)	210	804
Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $598) (Private)(F)(RES)(NON)	109	450
Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $1,812) (Private)(F)(RES)(NON)	236	1,364
Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,087 (Private)(F)(RES)(NON)	1,785	3,827
Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $6,432) (Private)(F)(RES)(NON)	2,257	4,839
Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $16,156) (Private)(F)(RES)(NON)	5,674	12,154

Total convertible preferred stocks (cost $32,224)		$24,243

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.56%(AFF)	447,900	$447,900
Putnam Short Term Investment Fund 2.52%(AFF)	89,435	89,435

Total short-term investments (cost $537,335)		$537,335
TOTAL INVESTMENTS

Total investments (cost $18,339,763)		$20,237,903

	FORWARD CURRENCY CONTRACTS at 5/31/19 (aggregate face value $3,799,040) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
		Australian Dollar	Buy	6/19/19	$152,340	$156,281	$(3,941)
		British Pound	Buy	6/19/19	100,332	100,612	(280)
		British Pound	Sell	6/19/19	100,332	104,523	4,191
		Canadian Dollar	Buy	6/19/19	81,122	81,460	(338)
		Canadian Dollar	Sell	6/19/19	81,122	81,437	315
		Euro	Buy	6/19/19	106,711	107,506	(795)
		Euro	Sell	6/19/19	106,711	106,776	65
		Hong Kong Dollar	Sell	6/19/19	110,025	110,001	(24)
		Swiss Franc	Buy	6/19/19	120,623	122,910	(2,287)
	Goldman Sachs International
		British Pound	Sell	6/19/19	584,785	616,248	31,463
		Japanese Yen	Buy	6/19/19	66,018	65,461	557
		Japanese Yen	Sell	6/19/19	66,018	65,306	(712)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	6/19/19	104,938	107,676	(2,738)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	6/19/19	91,057	93,441	(2,384)
		British Pound	Buy	6/19/19	93,247	103,652	(10,405)
		Canadian Dollar	Buy	6/19/19	1,407	3,045	(1,638)
		Danish Krone	Buy	6/19/19	54,436	55,988	(1,552)
		Euro	Sell	6/19/19	359,617	369,188	9,571
		Norwegian Krone	Buy	6/19/19	78,396	80,454	(2,058)
		Singapore Dollar	Sell	6/19/19	54,025	54,431	406
		Swedish Krona	Buy	6/19/19	204,199	212,949	(8,750)
		Swiss Franc	Buy	6/19/19	441,484	446,630	(5,146)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	6/19/19	45,251	45,116	135
		Australian Dollar	Sell	6/19/19	45,251	45,303	52
		British Pound	Buy	6/19/19	60,984	61,154	(170)
		British Pound	Sell	6/19/19	60,984	64,000	3,016
		Canadian Dollar	Buy	6/19/19	141,003	143,281	(2,278)
		Euro	Sell	6/19/19	36,576	40,322	3,746
		Israeli Shekel	Buy	6/19/19	74,691	75,052	(361)
		Japanese Yen	Buy	6/19/19	61,372	58,295	3,077
	UBS AG
		Australian Dollar	Buy	6/19/19	18,739	20,542	(1,803)

	Unrealized appreciation						56,594

	Unrealized (depreciation)						(47,660)

	Total						$8,934
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through May 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $19,803,177.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $28,774, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$4,142,555	$3,694,655	$3,984	$447,900
	Putnam Short Term Investment Fund**	155,770	4,527,181	4,593,516	2,613	89,435

	Total Short-term investments	$155,770	$8,669,736	$8,288,171	$6,597	$537,335
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $447,900, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $429,258.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $32,680 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	52.7%
	United Kingdom	9
	Canada	6.5
	Japan	6.3
	France	5.4
	Hong Kong	5
	Australia	3.7
	Ireland	2.4
	Netherlands	2
	Singapore	1.8
	India	1.7
	Germany	1.7
	Spain	1.5
	Other	0.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $29,591 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$263,758	$—
Financials	10,198,914	6,745,778	4,531
Health care	439,767	—	—
Industrials	—	448,107	—
Information technology	437,043	—	—
Real estate	884,279	254,148	—

Total common stocks	11,960,003	7,711,791	4,531
Convertible preferred stocks	—	—	24,243
Short-term investments	89,435	447,900	—

Totals by level	$12,049,438	$8,159,691	$28,774
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$8,934	$—

Totals by level	$—	$8,934	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$56,594	$47,660

Total	$56,594	$47,660
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$6,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com